Share-Based Payments - Schedule of Breakdown of the Closing Balance BSA (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	217,508	181,008	147,359
Exercisable	217,508	181,008	147,359
Bons de souscriptiond actions 2010 [member] | Exercise price 65 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding			859
Exercisable			859
Bons de souscriptiond actions 2010 [member] | Exercise price 8.59 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	5,000	7,500	10,000
Exercisable	5,000	7,500	10,000
Bons de souscriptiond actions 2010 [member] | Exercise price 8.1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	7,000	9,500	13,000
Exercisable	7,000	9,500	13,000
Bons de souscriptiond actions 2010 [member] | Exercise price18.79 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding		2,500	5,000
Exercisable		2,500	5,000
BSA [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	217,508	181,008	147,359	143,694
BSA [member] | Exercise price 43.00 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	10,000	10,000	10,000
Exercisable	10,000	10,000	10,000
BSA [member] | Exercise price 66.06 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	15,000	15,000	15,000
Exercisable	15,000	15,000	15,000
BSA [member] | Exercise price 64.14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	73,500	73,500	73,500
Exercisable	73,500	73,500	73,500
BSA [member] | Exercise price 52.97 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	20,000	20,000	20,000
Exercisable	20,000	20,000	20,000
BSA [member] | Exercise price 69.75 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	34,008	34,008
Exercisable	34,008	34,008
BSA [member] | Exercise price 59.05 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	9,000	9,000
Exercisable	9,000	9,000
BSA [member] | Exercise Price Thirteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	44,000
Exercisable	44,000